Commitments and Contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating lease commitments
2020	¥ 17,569
2021	17,556
2022	15,602
2023	512
2024	173
Total	51,412
Rental expenses	¥ 16,210	¥ 10,250	¥ 2,170